Tweedy, Browne Worldwide High Dividend Yield Value Fund
Tweedy, Browne Worldwide High Dividend Yield Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tweedy, Browne Worldwide High Dividend Yield Value Fund
Redemption fee on Shares held less than 60 days (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tweedy, Browne Worldwide High Dividend Yield Value Fund
Management fees	[1]	1.25%
Distribution (12b-1) fees		none
Other expenses		0.12%
Acquired fund fees and expenses	[2]	0.02%
Total Annual Fund Operating Expenses	[1]	1.39%
[1]	The Adviser is contractually obligated to waive management fees and/or to reimburse ordinary operating expenses to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses, not including acquired fund fees and expenses from investments in other investment companies (i.e., money market funds in which the Fund's cash balances are invested), brokerage costs, interest, taxes and extraordinary expenses, at an annual rate of 1.37%. This arrangement is in effect through December 31, 2013, and may be terminated prior to this date only by a vote of the Board of Directors of the Company. During the two-year period following any waiver or reimbursement the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that after giving effect to such repayment, the Fund's Total Annual Fund Operating Expenses, not including acquired fund fees and expenses, would not exceed 1.37% on an annualized basis.
[2]	Acquired fund fees and expenses represent the expenses of the money market funds in which the Fund's cash balances are invested.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each year, and the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	Tweedy, Browne Worldwide High Dividend Yield Value Fund
Expense Example, with Redemption, One Year	142
Expense Example, with Redemption, Three Years	440
Expense Example, with Redemption, Five Years	761
Expense Example, with Redemption, Ten Years	1,669

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2013, the Fund’s portfolio turnover rate was 12%.
Principal Investment Strategies
The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes to have above-average dividend yields and valuations that are reasonable. The Adviser seeks to construct a widely diversified portfolio of small, medium and large capitalization stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value.

The Fund’s investment style derives from the work of the late Benjamin Graham. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics:
  low stock price in relation to book value
  low price-to-earnings ratio
  low price-to-cash-flow ratio
  above-average dividend yield
  low price-to-sales ratio as compared to other companies in the same industry low corporate leverage
  low share price
  purchases of a company’s own stock by the company’s officers and directors company share repurchases
  a stock price that has declined significantly from its previous high price and/or small market capitalization.
The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar. A substantial portion of the Fund’s holdings will be in U.S.-domiciled companies and in non-U.S. multinational companies that have meaningful exposure to the U.S. dollar.

The Fund invests primarily in U.S. and foreign equity securities that the Adviser believes to have above-average dividend yields and valuations that are reasonable. The Fund is diversified by issuer, industry, and country and under normal market conditions invests at least 40% of its assets in foreign securities and in at least three countries in addition to the U.S. It is designed for long-term investors who wish to focus their investment exposure on equity securities that have above-average dividend yields and that are economically linked to the U.S. and foreign stock markets of developed countries with some exposure to emerging markets. It is also intended for investors who prefer not to have their non-U.S. currency exposure generally hedged back into the U.S. dollar. The Fund is not appropriate for investors primarily seeking a high level of current income.
Principal Risks
The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements.

You could lose money on your investment in the Fund or the Fund could underperform other investments.

Smaller Companies.  While the Fund is focused on larger companies, it may invest to a lesser extent in smaller companies. Smaller companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, greater dependence on a few customers and similar factors that can make their business and stock market performance susceptible to greater fluctuation. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field.

Foreign Securities.  The Fund may invest in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks include:
  changes in currency exchange rates, which can lower performance in U.S. dollar terms exchange rate controls (which may include an inability to transfer currency from a given country)
  costs incurred in conversions between currencies
  non-negotiable brokerage commissions
  less publicly available information
  not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting greater market volatility
  less trading volume
  delayed settlements
  difficulty in enforcing obligations in foreign countries
  less securities regulation
  unrecoverable withholding and transfer taxes
  war
  seizure
  political and social instability.
The value of the foreign securities held by the Fund may be affected by changes in currency exchange rates or control regulations. The share price of the Fund will tend to reflect the movements of the different securities markets in which it is invested, and to the degree not hedged, the foreign currencies in which its investments are denominated. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment. The Adviser has chosen generally not to hedge the Fund’s perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.”
Fund Performance
The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund. Absent any applicable agreements to waive or reimburse certain of the Fund’s operational expenses, the returns of the Fund would have been lower. Updated performance information for the Fund is available at www.tweedy.com or by calling 1-800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Worldwide High Dividend Yield Value Fund Calendar Year Total Returns
[1]	The 2013 year-to-date return for the Worldwide High Dividend Yield Value Fund through June 30, 2013 was 4.61%.

As of December 31, 2012
Best Quarterly Return	17.49% (2nd quarter 2009)

Worst Quarterly Return	(14.13)% (4th quarter 2008)

Average Annual Total Return for Periods Ended December 31, 2012
Average Annual Total Returns	One Year	Five Years	Since Inception	Inception Date
Tweedy, Browne Worldwide High Dividend Yield Value Fund	12.34%	2.66%	2.56%	Sep. 05, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund Return after Taxes on Distributions	12.17%	2.21%	2.13%	Sep. 05, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund Return after Taxes on Distributions and Sale of Fund Shares	8.46%	2.11%	2.04%	Sep. 05, 2007
Tweedy, Browne Worldwide High Dividend Yield Value Fund MSCI World Index (in U.S. $) (reflects no deduction for fees, expenses or taxes)	15.83%	(1.18%)	(0.64%)	Sep. 05, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had fees and expenses not been waived and/or reimbursed.